American Century Investments®
Quarterly Portfolio Holdings
Strategic Allocation: Aggressive Fund
April 30, 2021

Strategic Allocation: Aggressive - Schedule of Investments
APRIL 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
AFFILIATED FUNDS(1) — 48.5%
American Century Diversified Corporate Bond ETF	288,278	15,027,384
American Century Focused Dynamic Growth ETF	576,449	45,907,073
American Century Focused Large Cap Value ETF	965,996	57,732,751
American Century Quality Diversified International ETF	635,075	32,780,603
American Century STOXX U.S. Quality Growth ETF	678,784	45,470,993
American Century STOXX U.S. Quality Value ETF	1,176,080	58,000,973
Avantis Emerging Markets Equity ETF	458,877	30,955,842
Avantis International Equity ETF	493,981	30,809,595
Avantis International Small Cap Value ETF	168,300	10,887,327
Avantis U.S. Equity ETF	834,426	60,537,606
Avantis U.S. Small Cap Value ETF	265,514	19,621,485
TOTAL AFFILIATED FUNDS (Cost $306,940,548)		407,731,632
COMMON STOCKS — 32.1%
Aerospace and Defense — 0.5%
Babcock International Group plc(2)	78,357	311,872
BAE Systems plc	137,004	957,004
CAE, Inc.(2)	5,109	160,027
General Dynamics Corp.	4,198	798,586
Lockheed Martin Corp.	1,637	622,977
Mercury Systems, Inc.(2)	2,987	224,742
Safran SA(2)	3,561	531,688
Spirit AeroSystems Holdings, Inc., Class A	3,887	177,597
Textron, Inc.	7,526	483,470
		4,267,963
Air Freight and Logistics — 0.1%
Expeditors International of Washington, Inc.	2,182	239,715
United Parcel Service, Inc., Class B	3,285	669,680
		909,395
Airlines — 0.2%
Alaska Air Group, Inc.(2)	1,132	78,266
Ryanair Holdings plc, ADR(2)	2,689	314,210
Southwest Airlines Co.(2)	16,241	1,019,610
		1,412,086
Auto Components — 0.4%
Aptiv plc(2)	11,077	1,593,869
BorgWarner, Inc.	13,402	651,069
Bridgestone Corp.	7,200	288,562
Hyundai Mobis Co. Ltd.	1,567	379,258
Minth Group Ltd.	18,000	72,904
Sumitomo Rubber Industries Ltd.	13,500	167,236
Valeo SA	9,394	304,422
		3,457,320
Automobiles — 0.4%
Bayerische Motoren Werke AG	4,404	441,326
Daimler AG	12,613	1,122,541
Honda Motor Co. Ltd., ADR	19,364	577,434
Hyundai Motor Co.	1,206	229,323
Nissan Motor Co. Ltd.(2)	84,000	421,676

Tesla, Inc.(2)	1,319	935,751
		3,728,051
Banks — 1.5%
AIB Group plc(2)	50,214	146,698
Banco Bilbao Vizcaya Argentaria SA(2)	64,732	362,472
Banco Bradesco SA	26,763	102,035
Bank Central Asia Tbk PT	148,200	328,079
Bank of America Corp.	22,674	918,977
Barclays plc	338,345	819,123
BNP Paribas SA(2)	12,476	799,932
BPER Banca(2)	50,042	114,021
CaixaBank SA	143,087	457,730
Canadian Western Bank	3,822	105,100
Commerce Bancshares, Inc.	4,897	381,036
Commerzbank AG(2)	48,479	319,678
Eastern Bankshares, Inc.	12,629	269,377
FinecoBank Banca Fineco SpA(2)	3,618	62,229
HDFC Bank Ltd., ADR(2)	5,832	409,873
HSBC Holdings plc	84,400	527,402
JPMorgan Chase & Co.	7,432	1,143,116
M&T Bank Corp.	3,797	598,749
Mitsubishi UFJ Financial Group, Inc.	114,100	607,023
Mizuho Financial Group, Inc.	30,650	431,381
Regions Financial Corp.	34,948	761,866
Societe Generale SA(2)	9,086	258,471
Standard Chartered plc (London)	21,741	155,969
Sumitomo Mitsui Financial Group, Inc.	11,300	396,955
Triumph Bancorp, Inc.(2)	1,987	176,108
Truist Financial Corp.	15,406	913,730
UniCredit SpA	12,905	132,560
Westamerica Bancorporation	6,119	387,945
Wintrust Financial Corp.	1,655	127,601
		12,215,236
Beverages — 0.2%
Boston Beer Co., Inc. (The), Class A(2)	588	715,296
Fevertree Drinks plc	1,801	62,424
MGP Ingredients, Inc.	1,553	93,335
PepsiCo, Inc.	5,253	757,273
Royal Unibrew A/S	779	95,156
		1,723,484
Biotechnology — 0.8%
AbbVie, Inc.	2,169	241,843
ACADIA Pharmaceuticals, Inc.(2)	2,272	46,712
Acceleron Pharma, Inc.(2)	945	118,097
ADC Therapeutics SA(2)	3,522	86,430
Alnylam Pharmaceuticals, Inc.(2)	4,266	599,970
Amgen, Inc.	1,917	459,390
Arcutis Biotherapeutics, Inc.(2)	3,471	116,278
Arena Pharmaceuticals, Inc.(2)	1,112	76,317
Argenx SE, ADR(2)	1,509	432,645
Biohaven Pharmaceutical Holding Co. Ltd.(2)	1,674	125,717
Blueprint Medicines Corp.(2)	1,397	134,559
Bridgebio Pharma, Inc.(2)	2,271	126,994
ChemoCentryx, Inc.(2)	1,686	81,484
Deciphera Pharmaceuticals, Inc.(2)	2,424	112,401

Fate Therapeutics, Inc.(2)	1,185	103,557
FibroGen, Inc.(2)	2,455	54,796
Flexion Therapeutics, Inc.(2)	6,359	49,346
Generation Bio Co.(2)	1,256	45,794
Global Blood Therapeutics, Inc.(2)	1,865	76,055
Halozyme Therapeutics, Inc.(2)	3,870	193,306
Heron Therapeutics, Inc.(2)	2,743	47,948
Horizon Therapeutics plc(2)	10,282	972,883
Immunovant, Inc.(2)	2,342	36,723
Insmed, Inc.(2)	4,383	147,839
Invitae Corp.(2)(3)	2,216	77,338
Iovance Biotherapeutics, Inc.(2)	1,105	34,741
KalVista Pharmaceuticals, Inc.(2)	2,031	50,714
Karuna Therapeutics, Inc.(2)	1,283	142,426
Kinnate Biopharma, Inc.(2)	1,666	44,682
Kymera Therapeutics, Inc.(2)	1,410	64,225
Mirati Therapeutics, Inc.(2)	557	92,585
Natera, Inc.(2)	5,324	585,746
Novavax, Inc.(2)	306	72,501
Relay Therapeutics, Inc.(2)	1,070	33,930
Sigilon Therapeutics, Inc.(2)	1,873	26,035
Turning Point Therapeutics, Inc.(2)	3,397	258,953
Ultragenyx Pharmaceutical, Inc.(2)	1,267	141,448
Vertex Pharmaceuticals, Inc.(2)	933	203,581
		6,315,989
Building Products — 0.3%
American Woodmark Corp.(2)	1,114	110,798
Johnson Controls International plc	19,640	1,224,358
Masco Corp.	6,825	435,981
Masonite International Corp.(2)	1,757	221,891
Sanwa Holdings Corp.	1,700	21,962
Trane Technologies plc	3,520	611,882
Trex Co., Inc.(2)	1,540	166,305
		2,793,177
Capital Markets — 1.4%
Ameriprise Financial, Inc.	4,762	1,230,501
Bank of New York Mellon Corp. (The)	29,212	1,457,095
BlackRock, Inc.	695	569,413
Credit Suisse Group AG(2)	50,728	531,628
flatexDEGIRO AG(2)	773	98,997
GCM Grosvenor, Inc., Class A(3)	5,293	69,815
Intercontinental Exchange, Inc.	2,576	303,221
Intermediate Capital Group plc	6,499	196,204
LPL Financial Holdings, Inc.	5,472	857,462
MarketAxess Holdings, Inc.	1,029	502,625
Morgan Stanley	11,527	951,554
MSCI, Inc.	2,063	1,002,144
Northern Trust Corp.	13,817	1,572,375
Open Lending Corp., Class A(2)	5,410	211,260
Partners Group Holding AG	366	521,355
S&P Global, Inc.	1,701	664,053
State Street Corp.	4,570	383,651
T. Rowe Price Group, Inc.	3,390	607,488
UBS Group AG	5,952	90,891
		11,821,732

Chemicals — 0.5%
Air Liquide SA	2,019	340,004
Air Products and Chemicals, Inc.	1,006	290,211
Albemarle Corp.	2,204	370,647
Axalta Coating Systems Ltd.(2)	15,990	509,921
Corbion NV	1,354	79,293
Diversey Holdings Ltd.(2)	6,872	123,696
Ecolab, Inc.	1,472	329,905
Element Solutions, Inc.	24,718	540,830
Huntsman Corp.	3,700	106,079
Kuraray Co. Ltd.	8,800	95,658
Linde plc	2,598	742,612
OCI NV(2)	2,534	59,058
Sherwin-Williams Co. (The)	1,372	375,749
Zeon Corp.	7,600	121,180
		4,084,843
Commercial Services and Supplies — 0.2%
Brink's Co. (The)	3,250	259,740
Clean Harbors, Inc.(2)	2,556	227,382
Country Garden Services Holdings Co. Ltd.	14,000	146,662
Driven Brands Holdings, Inc.(2)	4,874	139,006
Elis SA(2)	4,751	85,024
HomeServe plc	5,547	83,830
Loomis AB(3)	3,466	113,503
Park24 Co. Ltd.(2)	4,900	94,662
Republic Services, Inc.	8,196	871,235
		2,021,044
Communications Equipment — 0.4%
Arista Networks, Inc.(2)	2,894	912,102
Cisco Systems, Inc.	6,311	321,293
F5 Networks, Inc.(2)	8,490	1,585,592
Juniper Networks, Inc.	13,778	349,824
Telefonaktiebolaget LM Ericsson, B Shares	33,852	464,928
		3,633,739
Construction and Engineering†
Arcadis NV(2)(3)	1,905	80,129
Hazama Ando Corp.	11,100	84,711
SHO-BOND Holdings Co. Ltd.	400	16,698
		181,538
Construction Materials — 0.1%
Cemex SAB de CV, ADR(2)	74,786	590,062
Consumer Finance — 0.1%
American Express Co.	3,110	476,918
Cembra Money Bank AG	610	66,330
		543,248
Containers and Packaging — 0.5%
Avery Dennison Corp.	5,666	1,213,487
Ball Corp.	10,371	971,140
Graphic Packaging Holding Co.	29,850	553,718
Intertape Polymer Group, Inc.	4,918	121,035
Myers Industries, Inc.	2,240	50,534
Packaging Corp. of America	2,934	433,205
SIG Combibloc Group AG(2)	2,918	71,523
Sonoco Products Co.	17,050	1,116,093
		4,530,735

Distributors — 0.1%
D'ieteren SA	1,198	130,082
Genuine Parts Co.	5,678	709,580
		839,662
Diversified Consumer Services†
Chegg, Inc.(2)	1,816	164,039
IDP Education Ltd.	1,978	34,550
		198,589
Diversified Financial Services — 0.1%
Element Fleet Management Corp.	11,044	135,225
Hypoport SE(2)	89	53,636
Jaws Acquisition Corp., Class A(2)	7,015	90,914
Zenkoku Hosho Co. Ltd.	2,700	121,186
		400,961
Diversified Telecommunication Services — 0.1%
BT Group plc(2)	57,941	132,160
Cellnex Telecom SA	14,251	806,095
Verizon Communications, Inc.	4,832	279,241
		1,217,496
Electric Utilities — 0.5%
Edison International	16,519	982,054
Evergy, Inc.	5,571	356,377
Iberdrola SA	30,707	414,973
NextEra Energy, Inc.	14,383	1,114,826
Pinnacle West Capital Corp.	12,795	1,083,097
Xcel Energy, Inc.	2,762	196,931
		4,148,258
Electrical Equipment — 0.9%
AMETEK, Inc.	6,542	882,712
Eaton Corp. plc	2,867	409,780
Emerson Electric Co.	13,333	1,206,503
Generac Holdings, Inc.(2)	1,207	391,008
Hubbell, Inc.	4,944	949,297
Mabuchi Motor Co. Ltd.	1,300	52,068
Nexans SA(2)	1,145	94,036
nVent Electric plc	57,550	1,752,398
Plug Power, Inc.(2)	1,339	38,175
Rockwell Automation, Inc.	2,191	578,994
Schneider Electric SE	4,266	680,665
Sensata Technologies Holding plc(2)	3,193	184,364
		7,220,000
Electronic Equipment, Instruments and Components — 0.7%
Anritsu Corp.	3,700	71,890
CDW Corp.	1,268	226,122
Cognex Corp.	19,819	1,706,812
Comet Holding AG	309	79,231
FARO Technologies, Inc.(2)	1,074	81,458
Hexagon AB, B Shares	5,395	515,324
Jabil, Inc.	3,427	179,643
Keyence Corp.	1,000	480,053
Keysight Technologies, Inc.(2)	10,413	1,503,117
Littelfuse, Inc.	324	85,938
LPKF Laser & Electronics AG	334	8,862
National Instruments Corp.	2,136	88,452
nLight, Inc.(2)	4,404	129,213

TE Connectivity Ltd.	2,023	272,033
		5,428,148
Energy Equipment and Services — 0.1%
Baker Hughes Co.	19,508	391,721
Schlumberger NV	9,561	258,625
		650,346
Entertainment — 0.5%
Activision Blizzard, Inc.	3,313	302,112
Endeavor Group Holdings, Inc., Class A(2)	3,462	95,413
Live Nation Entertainment, Inc.(2)	8,081	661,672
ROBLOX Corp., Class A(2)	1,895	141,272
Roku, Inc.(2)	2,594	889,664
Sea Ltd., ADR(2)	1,391	351,283
Stillfront Group AB(2)	6,927	70,630
Walt Disney Co. (The)(2)	7,201	1,339,530
Zynga, Inc., Class A(2)	64,369	696,473
		4,548,049
Equity Real Estate Investment Trusts (REITs) — 3.0%
Americold Realty Trust	5,972	241,209
Brixmor Property Group, Inc.	15,297	341,735
Capital & Counties Properties plc(2)	73,438	184,202
CapitaLand Integrated Commercial Trust	56,300	90,832
Charter Hall Group	27,273	294,610
Comforia Residential REIT, Inc.	46	147,407
Community Healthcare Trust, Inc.	2,559	130,304
Crown Castle International Corp.	1,405	265,629
Empire State Realty Trust, Inc., Class A	29,061	331,005
Equinix, Inc.	2,101	1,514,317
Equity Residential	8,889	659,831
Essential Properties Realty Trust, Inc.	11,251	294,664
Essex Property Trust, Inc.	3,214	933,731
Extra Space Storage, Inc.	4,422	657,507
Fibra Uno Administracion SA de CV	323,489	399,231
Global Medical REIT, Inc.	7,461	107,140
Goodman Group	48,770	711,191
Healthcare Trust of America, Inc., Class A	14,082	413,588
Healthpeak Properties, Inc.	22,694	779,312
Innovative Industrial Properties, Inc.	3,469	635,278
Invincible Investment Corp.	426	153,092
Invitation Homes, Inc.	27,661	969,795
Iron Mountain, Inc.	8,687	348,523
Japan Hotel REIT Investment Corp.	131	75,018
Kilroy Realty Corp.	5,221	357,847
Klepierre SA(3)	10,352	274,754
LaSalle Logiport REIT	140	227,198
Life Storage, Inc.	6,606	634,572
Link REIT	51,500	485,803
Mapletree Commercial Trust	229,400	376,313
Mapletree Industrial Trust	27,900	59,190
Mapletree Logistics Trust	76,200	113,739
Medical Properties Trust, Inc.	11,221	247,423
MGM Growth Properties LLC, Class A	18,565	668,711
Mitsubishi Estate Logistics REIT Investment Corp.	46	190,285
National Retail Properties, Inc.	5,479	254,335
NETSTREIT Corp.	8,633	179,825

Orix JREIT, Inc.	199	351,031
PotlatchDeltic Corp.	2,145	127,327
Prologis, Inc.	26,240	3,057,747
QTS Realty Trust, Inc., Class A	6,039	401,533
Rexford Industrial Realty, Inc.	5,398	299,859
Ryman Hospitality Properties, Inc.(2)	2,391	188,052
SBA Communications Corp.	313	93,812
Scentre Group	145,163	303,824
Segro plc	23,728	329,643
Shaftesbury plc(2)(3)	21,225	184,461
Simon Property Group, Inc.	8,757	1,066,077
SOSiLA Logistics REIT, Inc.	252	328,940
Sun Communities, Inc.	3,274	546,202
Tritax Big Box REIT plc	25,783	67,753
UDR, Inc.	15,360	713,472
Urban Edge Properties	12,785	240,997
Ventas, Inc.	7,490	415,396
VICI Properties, Inc.	20,912	662,911
Welltower, Inc.	8,365	627,626
Weyerhaeuser Co.	8,386	325,125
Xenia Hotels & Resorts, Inc.(2)	6,721	130,589
		25,211,523
Food and Staples Retailing — 0.3%
Costco Wholesale Corp.	851	316,649
Koninklijke Ahold Delhaize NV	36,244	975,395
MARR SpA(2)	4,081	91,243
Matsumotokiyoshi Holdings Co. Ltd.	2,300	92,498
Sysco Corp.	11,750	995,577
Zur Rose Group AG(2)	864	287,550
		2,758,912
Food Products — 0.4%
Bakkafrost P/F(3)	1,597	126,524
Beyond Meat, Inc.(2)	149	19,620
Conagra Brands, Inc.	30,195	1,119,933
Glanbia plc	4,501	66,215
J.M. Smucker Co. (The)	5,258	688,745
Kellogg Co.	9,534	595,112
Mondelez International, Inc., Class A	7,162	435,521
Orkla ASA	48,099	490,279
Vital Farms, Inc.(2)	1,987	48,324
Whole Earth Brands, Inc.(2)	9,817	132,529
		3,722,802
Gas Utilities — 0.1%
Atmos Energy Corp.	5,059	524,062
Nippon Gas Co. Ltd.	8,800	154,831
Spire, Inc.	6,983	526,099
		1,204,992
Health Care Equipment and Supplies — 1.2%
Align Technology, Inc.(2)	2,065	1,229,769
Becton Dickinson and Co.	2,562	637,451
DexCom, Inc.(2)	1,519	586,486
Eargo, Inc.(2)	2,116	121,120
Edwards Lifesciences Corp.(2)	5,716	545,992
Envista Holdings Corp.(2)	11,077	479,413
Globus Medical, Inc., Class A(2)	1,664	119,425

Hill-Rom Holdings, Inc.	2,121	233,777
ICU Medical, Inc.(2)	603	125,587
IDEXX Laboratories, Inc.(2)	1,826	1,002,456
Inmode Ltd.(2)	1,328	114,646
Medtronic plc	4,104	537,296
Menicon Co. Ltd.	200	12,165
NeuroPace, Inc.(2)	3,612	87,266
Olympus Corp.	15,200	312,839
Ortho Clinical Diagnostics Holdings plc(2)	7,734	152,282
OrthoPediatrics Corp.(2)	1,532	89,622
ResMed, Inc.	632	118,797
Silk Road Medical, Inc.(2)	2,835	173,332
Tandem Diabetes Care, Inc.(2)	2,716	249,600
Teleflex, Inc.	2,877	1,215,475
Zimmer Biomet Holdings, Inc.	9,898	1,753,530
		9,898,326
Health Care Providers and Services — 1.3%
Acadia Healthcare Co., Inc.(2)	2,385	145,294
Alfresa Holdings Corp.	11,600	207,938
Amedisys, Inc.(2)	2,417	652,228
Cardinal Health, Inc.	16,921	1,021,013
Chartwell Retirement Residences	14,959	152,249
Cigna Corp.	3,438	856,096
CVS Health Corp.	6,737	514,707
Encompass Health Corp.	17,504	1,485,390
HealthEquity, Inc.(2)	3,404	258,602
Henry Schein, Inc.(2)	11,614	842,015
Humana, Inc.	626	278,720
McKesson Corp.	3,974	745,363
Option Care Health, Inc.(2)	6,402	122,150
Quest Diagnostics, Inc.	8,244	1,087,219
R1 RCM, Inc.(2)	8,179	223,123
RadNet, Inc.(2)	5,144	114,917
UnitedHealth Group, Inc.	2,094	835,087
Universal Health Services, Inc., Class B	7,629	1,132,220
		10,674,331
Health Care Technology — 0.3%
Cerner Corp.	13,530	1,015,426
Health Catalyst, Inc.(2)	5,292	306,407
Teladoc Health, Inc.(2)	3,068	528,770
Veeva Systems, Inc., Class A(2)	3,443	972,475
		2,823,078
Hotels, Restaurants and Leisure — 0.7%
Autogrill SpA(2)(3)	9,634	79,744
Basic-Fit NV(2)(3)	2,077	93,498
Booking Holdings, Inc.(2)	174	429,098
Brinker International, Inc.(2)	1,729	116,068
Chipotle Mexican Grill, Inc.(2)	673	1,004,136
Churchill Downs, Inc.	1,270	268,605
Corporate Travel Management Ltd.(2)(3)	3,753	53,187
Expedia Group, Inc.(2)	3,516	619,625
Food & Life Cos. Ltd.	3,600	160,564
Greggs plc(2)	2,115	69,011
Las Vegas Sands Corp.(2)	12,325	755,030
Planet Fitness, Inc., Class A(2)	1,414	118,762

Sodexo SA(2)	6,423	642,610
Travel & Leisure Co.	4,379	282,577
Whitbread plc(2)	9,629	431,699
Wingstop, Inc.	839	132,906
Wyndham Hotels & Resorts, Inc.	2,959	216,332
		5,473,452
Household Durables — 0.2%
Haseko Corp.	12,700	170,361
Man Wah Holdings Ltd.	47,200	98,815
Mohawk Industries, Inc.(2)	382	78,501
Open House Co. Ltd.	13,700	568,912
Sonos, Inc.(2)	4,647	186,019
Taylor Wimpey plc	240,560	596,756
Token Corp.	1,000	89,308
TopBuild Corp.(2)	830	184,575
		1,973,247
Household Products — 0.2%
Colgate-Palmolive Co.	3,468	279,868
Kimberly-Clark Corp.	3,767	502,216
Procter & Gamble Co. (The)	4,924	656,960
Reynolds Consumer Products, Inc.	2,880	84,442
		1,523,486
Industrial Conglomerates — 0.1%
Honeywell International, Inc.	3,698	824,802
Lifco AB, B Shares	889	95,205
		920,007
Insurance — 0.8%
Aegon NV	50,910	235,933
Aflac, Inc.	21,894	1,176,365
AIA Group Ltd.	28,200	357,930
Allstate Corp. (The)	2,410	305,588
Arthur J. Gallagher & Co.	1,910	276,855
BRP Group, Inc., Class A(2)	6,073	176,238
Chubb Ltd.	7,140	1,225,153
Hartford Financial Services Group, Inc. (The)	3,077	202,959
Kinsale Capital Group, Inc.	1,309	227,779
Marsh & McLennan Cos., Inc.	2,006	272,214
Palomar Holdings, Inc.(2)	1,861	130,940
Progressive Corp. (The)	1,143	115,146
Prudential Financial, Inc.	2,705	271,474
Reinsurance Group of America, Inc.	7,512	980,541
SelectQuote, Inc.(2)	19,235	598,786
Travelers Cos., Inc. (The)	1,008	155,897
		6,709,798
Interactive Media and Services — 0.6%
Alphabet, Inc., Class A(2)	1,110	2,612,385
carsales.com Ltd.	4,103	62,680
Eventbrite, Inc., Class A(2)	4,763	112,264
Facebook, Inc., Class A(2)	2,664	866,013
Kakaku.com, Inc.	2,700	73,306
Match Group, Inc.(2)	6,610	1,028,714
QuinStreet, Inc.(2)	9,589	194,369
		4,949,731
Internet and Direct Marketing Retail — 0.5%
Amazon.com, Inc.(2)	763	2,645,641

ASKUL Corp.	2,900	106,085
ASOS plc(2)	7,211	519,847
BHG Group AB(2)	4,726	90,802
Chewy, Inc., Class A(2)(3)	5,518	439,895
Etsy, Inc.(2)	2,888	574,106
		4,376,376
IT Services — 1.3%
Accenture plc, Class A	2,368	686,649
Adyen NV(2)	250	615,273
Alten SA(2)	693	86,763
Amadeus IT Group SA(2)	4,467	304,194
Amdocs Ltd.	4,034	309,569
Atos SE(2)	3,445	234,603
Capgemini SE	3,450	632,202
Capita plc(2)	138,282	83,464
DigitalOcean Holdings, Inc.(2)	1,899	82,739
Edenred	6,614	374,957
Endava plc, ADR(2)	841	76,144
GDS Holdings Ltd., ADR(2)	9,023	748,638
Hennge KK(2)	300	21,276
I3 Verticals, Inc., Class A(2)	6,381	211,977
Indra Sistemas SA(2)	17,105	177,975
Mastercard, Inc., Class A	2,336	892,492
MAXIMUS, Inc.	1,721	157,712
Nuvei Corp.(2)	2,609	182,056
Okta, Inc.(2)	2,301	620,580
PayPal Holdings, Inc.(2)	3,642	955,260
Perficient, Inc.(2)	2,824	185,283
Repay Holdings Corp.(2)	7,689	175,694
Square, Inc., Class A(2)	2,406	589,037
Twilio, Inc., Class A(2)	3,476	1,278,473
Visa, Inc., Class A	3,712	866,975
		10,549,985
Leisure Products — 0.2%
BRP, Inc.	1,439	132,199
Brunswick Corp.	1,658	177,622
Callaway Golf Co.	6,084	176,132
Hayward Holdings, Inc.(2)	9,543	190,669
Peloton Interactive, Inc., Class A(2)	2,750	270,462
Polaris, Inc.	2,400	336,072
		1,283,156
Life Sciences Tools and Services — 0.6%
10X Genomics, Inc., Class A(2)	1,917	379,183
Agilent Technologies, Inc.	4,590	613,408
Akoya Biosciences, Inc.(2)	2,738	61,441
Bio-Techne Corp.	1,398	597,631
Lonza Group AG(2)	671	426,564
Mettler-Toledo International, Inc.(2)	803	1,054,596
NeoGenomics, Inc.(2)	3,387	165,929
Repligen Corp.(2)	2,413	510,856
Thermo Fisher Scientific, Inc.	1,436	675,250
Wuxi Biologics Cayman, Inc.(2)	28,000	393,058
		4,877,916
Machinery — 1.0%
CKD Corp.	4,800	101,129

Crane Co.	3,275	308,046
Cummins, Inc.	3,356	845,846
Evoqua Water Technologies Corp.(2)	6,901	197,231
FANUC Corp.	1,300	299,368
Graco, Inc.	6,496	498,893
IHI Corp.(2)	4,800	96,935
IMI plc	30,333	666,555
Japan Steel Works Ltd. (The)	3,500	85,023
Knorr-Bremse AG	2,778	340,516
Kornit Digital Ltd.(2)	1,027	100,399
Metso Outotec Oyj	14,932	167,747
Oshkosh Corp.	4,816	599,255
PACCAR, Inc.	4,514	405,718
Parker-Hannifin Corp.	5,575	1,749,491
Rexnord Corp.	10,061	502,346
Techtronic Industries Co. Ltd.	31,000	562,488
Timken Co. (The)	2,753	230,894
Trelleborg AB, B Shares	4,195	109,136
Tsubaki Nakashima Co. Ltd.	5,500	82,032
Weir Group plc (The)(2)	5,201	137,652
Westinghouse Air Brake Technologies Corp.	4,248	348,633
		8,435,333
Media — 0.4%
Atresmedia Corp. de Medios de Comunicacion SA(2)	17,549	84,458
Comcast Corp., Class A	6,191	347,625
Fox Corp., Class B	22,786	828,955
Future plc	4,258	138,742
Nippon Television Holdings, Inc.	6,900	90,842
Nordic Entertainment Group AB, B Shares(2)	2,328	107,990
ProSiebenSat.1 Media SE(2)	6,204	134,742
Publicis Groupe SA	8,165	528,438
TV Asahi Holdings Corp.	5,680	104,100
WPP plc	49,365	665,544
		3,031,436
Metals and Mining — 0.1%
APERAM SA	2,356	121,941
Mineral Resources Ltd.	2,884	105,325
MMC Norilsk Nickel PJSC	1,521	518,906
Nickel Mines Ltd.	89,160	77,728
OZ Minerals Ltd.	7,569	138,090
Teck Resources Ltd., Class B	9,367	198,299
		1,160,289
Mortgage Real Estate Investment Trusts (REITs)†
PennyMac Mortgage Investment Trust	11,140	223,357
Multi-Utilities — 0.1%
NorthWestern Corp.	14,713	1,000,925
Multiline Retail — 0.2%
Dollar Tree, Inc.(2)	6,661	765,349
Isetan Mitsukoshi Holdings Ltd.	16,700	117,010
Magazine Luiza SA	73,872	272,666
Ryohin Keikaku Co. Ltd.	6,200	130,579
Target Corp.	1,384	286,848
		1,572,452
Oil, Gas and Consumable Fuels — 0.6%
Cimarex Energy Co.	4,497	297,701

ConocoPhillips	28,765	1,471,042
Eni SpA	31,268	372,430
Gazprom PJSC, ADR	44,317	268,727
Gazprom PJSC	27,588	84,112
Neste Oyj	7,363	445,246
Parex Resources, Inc.(2)(3)	11,155	210,095
PetroChina Co. Ltd., H Shares	858,000	310,397
Pioneer Natural Resources Co.	2,461	378,576
Surgutneftegas PJSC, Preference Shares	916,204	521,913
TOTAL SE	12,564	555,301
Whitecap Resources, Inc.	13,226	57,890
		4,973,430
Paper and Forest Products — 0.1%
Louisiana-Pacific Corp.	2,874	189,339
Mondi plc	32,146	872,562
		1,061,901
Personal Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	1,141	358,046
Shiseido Co. Ltd.	11,200	815,038
		1,173,084
Pharmaceuticals — 0.7%
ALK-Abello A/S(2)	291	126,019
Arvinas, Inc.(2)	960	66,182
AstraZeneca plc, ADR	12,998	689,804
Axsome Therapeutics, Inc.(2)	1,183	71,524
Bristol-Myers Squibb Co.	8,645	539,621
Dermapharm Holding SE	1,215	106,192
Edgewise Therapeutics, Inc.(2)	2,587	74,092
GlaxoSmithKline plc	52,878	977,172
Harmony Biosciences Holdings, Inc.(2)	1,455	42,631
Laboratorios Farmaceuticos Rovi SA	1,039	60,229
Merck & Co., Inc.	7,564	563,518
Novartis AG	4,083	348,428
Novo Nordisk A/S, B Shares	9,535	703,373
Reata Pharmaceuticals, Inc., Class A(2)	322	32,651
Sanofi	2,088	218,911
Sanofi, ADR	12,795	670,074
Takeda Pharmaceutical Co. Ltd.	15,600	521,048
Zoetis, Inc.	1,886	326,335
		6,137,804
Professional Services — 0.4%
ASGN, Inc.(2)	1,292	135,893
CoStar Group, Inc.(2)	518	442,595
DKSH Holding AG	1,506	121,194
en-japan, Inc.	2,500	75,834
IHS Markit Ltd.	1,831	196,979
IR Japan Holdings Ltd.	900	117,883
Korn Ferry	3,265	221,661
Recruit Holdings Co. Ltd.	12,300	554,576
Teleperformance	1,173	452,947
TransUnion	3,260	340,963
Verisk Analytics, Inc.	2,466	464,101
		3,124,626
Real Estate Management and Development — 0.2%
Altus Group Ltd.	1,564	79,030

Colliers International Group, Inc.(3)	755	81,449
Colliers International Group, Inc. (Toronto)	1,462	158,243
CTP NV(2)	12,734	215,098
ESR Cayman Ltd.(2)	23,400	79,916
Fastighets AB Balder, B Shares(2)	1,400	80,665
FirstService Corp.	1,098	178,356
IWG plc(2)	20,355	103,061
Redfin Corp.(2)	1,381	97,747
Samhallsbyggnadsbolaget i Norden AB(3)	33,477	127,335
Tricon Residential, Inc.	11,816	125,355
VGP NV	951	165,999
		1,492,254
Road and Rail — 0.2%
Heartland Express, Inc.	23,638	439,431
Norfolk Southern Corp.	1,663	464,376
TFI International, Inc.	2,138	187,335
Union Pacific Corp.	1,691	375,554
		1,466,696
Semiconductors and Semiconductor Equipment — 1.2%
Advanced Micro Devices, Inc.(2)	3,716	303,300
Allegro MicroSystems, Inc.(2)	2,527	62,366
Applied Materials, Inc.	3,937	522,479
ASM International NV(3)	163	49,450
ASML Holding NV	1,043	677,055
BE Semiconductor Industries NV	1,281	103,460
Broadcom, Inc.	724	330,289
Enphase Energy, Inc.(2)	2,134	297,160
Infineon Technologies AG	14,524	582,420
MACOM Technology Solutions Holdings, Inc.(2)	3,691	208,948
Marvell Technology, Inc.	18,016	814,503
Nova Measuring Instruments Ltd.(2)(3)	1,589	149,954
NVIDIA Corp.	1,631	979,220
Onto Innovation, Inc.(2)	2,082	142,659
Optorun Co. Ltd.	1,800	48,167
Power Integrations, Inc.	1,776	147,071
Semtech Corp.(2)	3,525	238,784
Skyworks Solutions, Inc.	5,416	982,083
SOITEC(2)	581	117,324
Taiwan Semiconductor Manufacturing Co. Ltd.	38,000	800,265
Teradyne, Inc.	9,764	1,221,281
Texas Instruments, Inc.	3,220	581,242
Veeco Instruments, Inc.(2)	4,290	98,713
Xilinx, Inc.	4,647	594,630
		10,052,823
Software — 2.1%
Adobe, Inc.(2)	1,056	536,807
Atlassian Corp. plc, Class A(2)	3,895	925,296
Cadence Design Systems, Inc.(2)	13,425	1,769,012
CDK Global, Inc.	6,998	375,023
Coupa Software, Inc.(2)	1,546	415,936
Dassault Systemes SE	1,688	391,569
Descartes Systems Group, Inc. (The)(2)	921	58,917
DocuSign, Inc.(2)	5,310	1,183,811
Everbridge, Inc.(2)	1,037	137,620
Five9, Inc.(2)	1,058	198,872

fuboTV, Inc.(2)(3)	2,428	48,948
HubSpot, Inc.(2)	2,701	1,421,941
JFrog Ltd.(2)(3)	1,620	79,429
Manhattan Associates, Inc.(2)	11,115	1,525,423
Microsoft Corp.	16,614	4,189,719
Model N, Inc.(2)	4,320	171,850
nCino, Inc.(2)	2,407	157,394
Open Text Corp.	9,550	449,805
Palo Alto Networks, Inc.(2)	3,730	1,318,145
Paylocity Holding Corp.(2)	663	128,118
RingCentral, Inc., Class A(2)	2,729	870,415
SailPoint Technologies Holdings, Inc.(2)	3,903	190,583
salesforce.com, Inc.(2)	1,629	375,191
Sinch AB(2)	105	16,398
Splunk, Inc.(2)	2,614	330,462
Sprout Social, Inc., Class A(2)	4,765	315,872
Workday, Inc., Class A(2)	615	151,905
		17,734,461
Specialty Retail — 0.9%
Advance Auto Parts, Inc.	5,615	1,123,898
American Eagle Outfitters, Inc.	6,279	217,065
Arko Corp.(2)	9,851	103,633
Burlington Stores, Inc.(2)	3,398	1,108,869
Carvana Co.(2)	1,804	514,609
Five Below, Inc.(2)	2,536	510,421
Floor & Decor Holdings, Inc., Class A(2)	5,273	584,881
Home Depot, Inc. (The)	4,524	1,464,283
Kingfisher plc(2)	77,934	384,734
Leslie's, Inc.(2)	8,050	228,781
Lithia Motors, Inc., Class A	489	187,962
Musti Group Oyj(2)	2,801	105,581
National Vision Holdings, Inc.(2)	3,550	178,955
Nextage Co. Ltd.	5,700	90,239
Pets at Home Group plc	19,319	118,553
TJX Cos., Inc. (The)	9,201	653,271
Watches of Switzerland Group plc(2)	10,904	110,410
WH Smith plc(2)	4,024	100,544
		7,786,689
Technology Hardware, Storage and Peripherals — 0.5%
Apple, Inc.	24,669	3,242,987
HP, Inc.	22,800	777,708
		4,020,695
Textiles, Apparel and Luxury Goods — 0.5%
ANTA Sports Products Ltd.	22,000	392,445
Asics Corp.	4,700	74,682
Capri Holdings Ltd.(2)	3,569	196,580
Crocs, Inc.(2)	2,206	220,865
Dr. Martens plc(2)	13,534	90,414
lululemon athletica, Inc.(2)	2,605	873,378
LVMH Moet Hennessy Louis Vuitton SE	801	603,433
NIKE, Inc., Class B	5,565	738,030
Pandora A/S(2)	1,031	116,760
Puma SE(2)	4,090	431,177
VF Corp.	3,577	313,560
		4,051,324

Thrifts and Mortgage Finance†
Capitol Federal Financial, Inc.	19,849	256,548
NMI Holdings, Inc., Class A(2)	3,556	91,887
		348,435
Trading Companies and Distributors — 0.4%
AddTech AB, B Shares	3,364	58,645
Applied Industrial Technologies, Inc.	1,630	155,926
Ashtead Group plc	6,291	404,202
Beacon Roofing Supply, Inc.(2)	3,339	188,086
Diploma plc	3,909	154,754
Electrocomponents plc	10,769	158,501
Finning International, Inc.	7,913	205,945
Grafton Group plc	8,106	133,540
Howden Joinery Group plc(2)	12,307	137,488
MSC Industrial Direct Co., Inc., Class A	9,700	874,552
Seven Group Holdings Ltd.(3)	9,272	153,250
W.W. Grainger, Inc.	1,583	686,294
Yamazen Corp.	6,100	54,519
		3,365,702
TOTAL COMMON STOCKS (Cost $179,485,623)		270,025,985
U.S. TREASURY SECURITIES — 8.6%
U.S. Treasury Bills, 0.04%, 9/30/21(4)	280,000	279,983
U.S. Treasury Bonds, 1.125%, 5/15/40	2,900,000	2,426,711
U.S. Treasury Bonds, 3.00%, 5/15/42	250,000	285,137
U.S. Treasury Bonds, 3.75%, 11/15/43	40,000	51,023
U.S. Treasury Bonds, 3.125%, 8/15/44(5)	1,350,000	1,568,637
U.S. Treasury Bonds, 3.00%, 5/15/45	100,000	113,883
U.S. Treasury Bonds, 3.00%, 11/15/45	50,000	57,035
U.S. Treasury Bonds, 1.375%, 8/15/50	1,700,000	1,363,320
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25(5)	2,582,526	3,040,764
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26	1,524,624	1,816,106
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	260,962	322,821
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	2,635,019	3,411,062
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	438,275	638,265
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	768,577	904,346
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	354,795	407,789
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44	1,298,408	1,724,881
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	1,363,265	1,608,645
U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	436,028	535,299
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	4,228,988	4,597,741
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/24	3,129,960	3,406,392
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/25	1,884,614	2,055,317
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26	1,328,892	1,492,017
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	3,787,272	4,185,746
U.S. Treasury Inflation Indexed Notes, 0.875%, 1/15/29	364,739	423,677
U.S. Treasury Notes, 2.00%, 12/31/21(5)	200,000	202,591
U.S. Treasury Notes, 0.25%, 6/15/23	4,600,000	4,606,648
U.S. Treasury Notes, 0.25%, 5/31/25	7,100,000	6,993,084
U.S. Treasury Notes, 0.75%, 3/31/26	9,750,000	9,712,676
U.S. Treasury Notes, 0.50%, 6/30/27	2,000,000	1,923,398
U.S. Treasury Notes, 2.25%, 8/15/27(5)	200,000	213,270
U.S. Treasury Notes, 1.25%, 3/31/28	5,000,000	4,985,937
U.S. Treasury Notes, 0.625%, 5/15/30	1,700,000	1,564,266

U.S. Treasury Notes, 1.125%, 2/15/31		5,250,000	5,014,160
TOTAL U.S. TREASURY SECURITIES (Cost $68,636,739)			71,932,627
CORPORATE BONDS — 2.9%
Aerospace and Defense — 0.1%
Bombardier, Inc., 6.00%, 10/15/22(6)		30,000	30,045
Howmet Aerospace, Inc., 5.125%, 10/1/24		160,000	175,600
TransDigm, Inc., 6.375%, 6/15/26		50,000	51,915
TransDigm, Inc., 4.625%, 1/15/29(6)		290,000	286,267
			543,827
Airlines — 0.1%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(6)		315,000	331,144
United Airlines Holdings, Inc., 5.00%, 2/1/24		140,000	144,200
			475,344
Auto Components†
ZF North America Capital, Inc., 4.75%, 4/29/25(6)		110,000	118,792
Automobiles†
General Motors Co., 5.15%, 4/1/38		60,000	70,590
Banks — 0.4%
Akbank T.A.S., 5.00%, 10/24/22		70,000	71,319
Avi Funding Co. Ltd., 3.80%, 9/16/25(6)		143,000	156,251
Banco Santander SA, MTN, 2.50%, 3/18/25	EUR	100,000	129,857
Banistmo SA, 4.25%, 7/31/27(6)		$400,000	425,500
Bank of America Corp., MTN, 2.30%, 7/25/25	GBP	100,000	146,003
Barclays Bank plc, MTN, 6.625%, 3/30/22	EUR	50,000	63,763
BPCE SA, VRN, 2.75%, 7/8/26	EUR	100,000	120,841
CaixaBank SA, MTN, VRN, 2.75%, 7/14/28	EUR	100,000	125,938
CaixaBank SA, MTN, VRN, 2.25%, 4/17/30	EUR	100,000	126,047
Citigroup, Inc., VRN, 3.52%, 10/27/28		$140,000	152,367
Co-Operative Bank plc (The), 4.75%, 11/11/21 (Secured)	GBP	100,000	140,950
Commerzbank AG, MTN, 4.00%, 3/23/26	EUR	150,000	201,508
Cooperatieve Rabobank UA, VRN, 2.50%, 5/26/26	EUR	100,000	120,427
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	50,000	80,509
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	93,000	120,285
European Financial Stability Facility, MTN, 0.40%, 5/31/26	EUR	200,000	250,070
ING Groep NV, MTN, 2.125%, 1/10/26	EUR	200,000	262,606
Intercorp Financial Services, Inc., 4.125%, 10/19/27(6)		$170,000	165,308
Kreditanstalt fuer Wiederaufbau, 4.625%, 1/4/23	EUR	75,000	98,240
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	20,000	34,436
			2,992,225
Beverages†
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46		$130,000	155,555
Biotechnology — 0.1%
AbbVie, Inc., 4.55%, 3/15/35		40,000	47,417
AbbVie, Inc., 4.40%, 11/6/42		80,000	92,688
Gilead Sciences, Inc., 3.65%, 3/1/26		230,000	254,018
			394,123
Capital Markets†
Goldman Sachs Group, Inc. (The), 5.50%, 10/12/21	GBP	50,000	70,490
Goldman Sachs Group, Inc. (The), VRN, 3.69%, 6/5/28		$145,000	159,901
MDGH - GMTN B.V., 3.25%, 4/28/22(6)		57,000	58,705
			289,096
Chemicals†
Equate Petrochemical BV, 4.25%, 11/3/26(6)		46,000	50,895

Olin Corp., 5.125%, 9/15/27	70,000	73,169
		124,064
Consumer Finance†
Navient Corp., 4.875%, 3/15/28	330,000	323,895
Containers and Packaging — 0.1%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc, 4.00%, 9/1/29(6)	145,000	144,549
Ball Corp., 5.25%, 7/1/25	35,000	39,659
Mauser Packaging Solutions Holding Co., 5.50%, 4/15/24(6)	40,000	40,224
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(6)	40,000	43,350
Sealed Air Corp., 5.125%, 12/1/24(6)	105,000	114,647
		382,429
Diversified Financial Services — 0.1%
Allen C Stonecipher Life Insurance Trust, VRDN, 0.14%, 5/7/21 (LOC: Texas Capital Bank and FHLB)	155,000	155,000
Fiore Capital LLC, VRDN, 0.17%, 5/7/21 (LOC: Wells Fargo Bank N.A.)	450,000	450,000
		605,000
Diversified Telecommunication Services — 0.1%
Altice France SA, 7.375%, 5/1/26(6)	140,000	145,327
AT&T, Inc., 3.55%, 9/15/55(6)	33,000	30,457
AT&T, Inc., 3.80%, 12/1/57(6)	101,000	96,511
Hughes Satellite Systems Corp., 5.25%, 8/1/26	100,000	110,300
Lumen Technologies, Inc., 5.80%, 3/15/22	45,000	46,474
Ooredoo International Finance Ltd., 3.75%, 6/22/26(6)	86,000	94,954
Turk Telekomunikasyon AS, 4.875%, 6/19/24(6)	115,000	119,389
Verizon Communications, Inc., 4.40%, 11/1/34	185,000	215,914
		859,326
Electric Utilities — 0.1%
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	50,000	54,277
Berkshire Hathaway Energy Co., 3.80%, 7/15/48	40,000	43,470
Duke Energy Carolinas LLC, 3.20%, 8/15/49	140,000	141,544
Duke Energy Florida LLC, 3.85%, 11/15/42	40,000	45,043
Duke Energy Progress LLC, 4.15%, 12/1/44	40,000	45,923
Exelon Corp., 4.45%, 4/15/46	20,000	23,491
Greenko Investment Co., 4.875%, 8/16/23(6)	57,000	58,679
Israel Electric Corp. Ltd., 6.875%, 6/21/23(6)	57,000	64,014
MidAmerican Energy Co., 4.40%, 10/15/44	60,000	72,389
NRG Energy, Inc., 7.25%, 5/15/26	75,000	77,754
Perusahaan Perseroan (Persero) PT Perusahaan Listrik Negara, MTN, 3.00%, 6/30/30	300,000	296,625
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	20,000	21,556
		944,765
Energy Equipment and Services†
Precision Drilling Corp., 5.25%, 11/15/24	105,000	101,128
Equity Real Estate Investment Trusts (REITs) — 0.1%
EPR Properties, 4.95%, 4/15/28	198,000	207,200
Equinix, Inc., 5.375%, 5/15/27	90,000	96,718
Iron Mountain, Inc., 4.875%, 9/15/29(6)	355,000	362,281
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24	90,000	97,152
		763,351
Food and Staples Retailing†
Kroger Co. (The), 3.875%, 10/15/46	30,000	32,160
Food Products — 0.1%
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(6)	90,000	93,537
MHP SE, 7.75%, 5/10/24(6)	71,000	75,222
Post Holdings, Inc., 4.625%, 4/15/30(6)	300,000	303,375
		472,134

Gas Utilities†
Perusahaan Gas Negara Tbk PT, 5.125%, 5/16/24	114,000	125,745
Health Care Providers and Services — 0.1%
CHS / Community Health Systems, Inc., 8.125%, 6/30/24(6)	55,000	57,544
CHS / Community Health Systems, Inc., 8.00%, 12/15/27(6)	17,000	18,732
CHS / Community Health Systems, Inc., 6.875%, 4/1/28(6)	42,000	39,750
CVS Health Corp., 4.30%, 3/25/28	68,000	77,428
CVS Health Corp., 4.78%, 3/25/38	40,000	47,889
DaVita, Inc., 4.625%, 6/1/30(6)	270,000	273,712
Team Health Holdings, Inc., 6.375%, 2/1/25(6)	45,000	39,938
Tenet Healthcare Corp., 6.75%, 6/15/23	50,000	54,663
Tenet Healthcare Corp., 5.125%, 5/1/25	150,000	151,988
Tenet Healthcare Corp., 6.125%, 10/1/28(6)	245,000	258,842
		1,020,486
Hotels, Restaurants and Leisure — 0.2%
1011778 BC ULC / New Red Finance, Inc., 4.375%, 1/15/28(6)	120,000	121,794
Boyd Gaming Corp., 6.375%, 4/1/26	75,000	77,531
Caesars Resort Collection LLC / CRC Finco, Inc., 5.25%, 10/15/25(6)	290,000	292,722
Golden Nugget, Inc., 6.75%, 10/15/24(6)	140,000	141,925
McDonald's Corp., MTN, 4.70%, 12/9/35	20,000	24,097
MGM Resorts International, 6.00%, 3/15/23	135,000	144,671
MGM Resorts International, 4.625%, 9/1/26	39,000	41,120
Penn National Gaming, Inc., 5.625%, 1/15/27(6)	175,000	182,000
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(6)	235,000	251,240
		1,277,100
Household Durables — 0.1%
KB Home, 4.80%, 11/15/29	253,000	273,339
Meritage Homes Corp., 5.125%, 6/6/27	190,000	213,275
		486,614
Industrial Conglomerates†
General Electric Co., 4.35%, 5/1/50	240,000	267,673
Interactive Media and Services†
Tencent Holdings Ltd., 3.80%, 2/11/25(6)	86,000	93,361
Internet and Direct Marketing Retail — 0.1%
Alibaba Group Holding Ltd., 2.80%, 6/6/23	200,000	208,952
Meituan, 3.05%, 10/28/30(6)	300,000	292,152
Prosus NV, 3.68%, 1/21/30(6)	300,000	314,069
		815,173
IT Services†
CDW LLC / CDW Finance Corp., 5.50%, 12/1/24	90,000	99,506
Media — 0.2%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 2/1/28(6)	80,000	83,700
CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 2/1/31(6)	274,000	274,343
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	50,000	66,268
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.80%, 3/1/50	100,000	110,337
CSC Holdings LLC, 5.875%, 9/15/22	125,000	131,456
DISH DBS Corp., 5.00%, 3/15/23	130,000	136,223
DISH DBS Corp., 5.875%, 11/15/24	75,000	81,235
Gray Television, Inc., 5.875%, 7/15/26(6)	175,000	181,891
Lamar Media Corp., 3.75%, 2/15/28	300,000	303,053
TEGNA, Inc., 4.625%, 3/15/28	80,000	81,803
Ziggo BV, 5.50%, 1/15/27(6)	150,000	156,287
		1,606,596

Metals and Mining — 0.3%
Alcoa Nederland Holding BV, 4.125%, 3/31/29(6)	200,000	204,500
Cleveland-Cliffs, Inc., 5.75%, 3/1/25	220,000	226,463
Cleveland-Cliffs, Inc., 4.625%, 3/1/29(6)	235,000	239,736
Constellium SE, 3.75%, 4/15/29(6)	136,000	133,283
First Quantum Minerals Ltd., 7.25%, 4/1/23	50,000	51,000
First Quantum Minerals Ltd., 6.50%, 3/1/24(6)	140,000	143,796
Freeport-McMoRan, Inc., 5.40%, 11/14/34	215,000	259,144
GUSAP III LP, 4.25%, 1/21/30(6)	300,000	316,347
Indonesia Asahan Aluminium Persero PT, 5.45%, 5/15/30(6)	300,000	345,764
Minera Mexico SA de CV, 4.50%, 1/26/50(6)	300,000	317,250
Teck Resources Ltd., 6.25%, 7/15/41	130,000	165,232
		2,402,515
Multi-Utilities†
Abu Dhabi National Energy Co. PJSC, 3.625%, 1/12/23(6)	86,000	90,473
Dominion Energy, Inc., 4.90%, 8/1/41	30,000	36,812
NiSource, Inc., 5.65%, 2/1/45	70,000	92,846
Sempra Energy, 3.25%, 6/15/27	50,000	54,133
		274,264
Oil, Gas and Consumable Fuels — 0.4%
Antero Resources Corp., 5.625%, 6/1/23	35,000	35,175
Antero Resources Corp., 7.625%, 2/1/29(6)	133,000	144,398
BP Capital Markets America, Inc., 2.94%, 6/4/51	110,000	100,187
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25	90,000	92,588
Ecopetrol SA, 5.875%, 5/28/45	185,000	197,266
Enterprise Products Operating LLC, 4.85%, 3/15/44	130,000	152,205
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40(6)	300,000	294,144
Gazprom PJSC Via Gaz Capital SA, 6.51%, 3/7/22(6)	79,000	82,723
Gazprom PJSC Via Gaz Capital SA, 7.29%, 8/16/37(6)	79,000	110,023
KazMunayGas National Co. JSC, 4.75%, 4/19/27	300,000	342,100
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	90,000	119,872
MEG Energy Corp., 6.50%, 1/15/25(6)	62,000	64,131
MEG Energy Corp., 5.875%, 2/1/29(6)	120,000	123,156
MPLX LP, 4.50%, 4/15/38	11,000	12,095
NuStar Logistics LP, 4.75%, 2/1/22	40,000	40,634
Petroleos Mexicanos, 4.875%, 1/24/22	20,000	20,449
Petroleos Mexicanos, 3.50%, 1/30/23	30,000	30,630
Petroleos Mexicanos, 6.50%, 3/13/27	80,000	84,700
Petroleos Mexicanos, 5.50%, 6/27/44	60,000	48,892
Saudi Arabian Oil Co., MTN, 4.25%, 4/16/39	300,000	327,441
SM Energy Co., 5.00%, 1/15/24	70,000	67,160
Southwestern Energy Co., 6.45%, 1/23/25	150,000	162,188
Suncor Energy, Inc., 3.75%, 3/4/51	110,000	110,209
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	150,000	150,496
		2,912,862
Personal Products†
Avon Products, Inc., 6.50%, 3/15/23	45,000	48,347
Pharmaceuticals†
Bausch Health Cos., Inc., 6.125%, 4/15/25(6)	120,000	122,674
Real Estate Management and Development†
Howard Hughes Corp. (The), 4.375%, 2/1/31(6)	212,000	210,145
Road and Rail†
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	30,000	38,073
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	12,000	14,520
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	80,000	92,543

United Rentals North America, Inc., 5.50%, 5/15/27		50,000	53,375
			198,511
Specialty Retail†
Home Depot, Inc. (The), 2.375%, 3/15/51		50,000	43,730
Rent-A-Center, Inc., 6.375%, 2/15/29(6)		80,000	86,860
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24		110,000	111,580
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.75%, 3/1/25		135,000	138,192
			380,362
Technology Hardware, Storage and Peripherals†
NCR Corp., 5.125%, 4/15/29(6)		180,000	185,400
Western Digital Corp., 4.75%, 2/15/26		80,000	88,800
			274,200
Textiles, Apparel and Luxury Goods†
Hanesbrands, Inc., 4.625%, 5/15/24(6)		90,000	94,931
Thrifts and Mortgage Finance†
United Wholesale Mortgage LLC, 5.50%, 4/15/29(6)		195,000	191,886
Trading Companies and Distributors†
Beacon Roofing Supply, Inc., 4.875%, 11/1/25(6)		100,000	102,436
Transportation Infrastructure — 0.1%
Adani Ports & Special Economic Zone Ltd., 4.00%, 7/30/27		300,000	312,162
DP World Crescent Ltd., MTN, 4.85%, 9/26/28		300,000	340,243
			652,405
Wireless Telecommunication Services — 0.1%
C&W Senior Financing DAC, 6.875%, 9/15/27(6)		130,000	138,126
Millicom International Cellular SA, 5.125%, 1/15/28(6)		128,700	136,006
Sprint Corp., 7.25%, 9/15/21		80,000	81,796
Sprint Corp., 7.875%, 9/15/23		70,000	79,888
Sprint Corp., 7.125%, 6/15/24		315,000	364,178
T-Mobile USA, Inc., 4.75%, 2/1/28		170,000	181,900
T-Mobile USA, Inc., 2.625%, 2/15/29		72,000	70,228
T-Mobile USA, Inc., 3.50%, 4/15/31		85,000	86,381
			1,138,503
TOTAL CORPORATE BONDS (Cost $23,752,910)			24,444,099
SOVEREIGN GOVERNMENTS AND AGENCIES — 2.8%
Australia — 0.1%
Australia Government Bond, 2.75%, 4/21/24	AUD	305,000	253,437
Australia Government Bond, 3.00%, 3/21/47	AUD	420,000	347,600
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	110,000	94,419
			695,456
Austria†
Republic of Austria Government Bond, 3.40%, 11/22/22(6)	EUR	69,000	88,232
Republic of Austria Government Bond, 0.75%, 10/20/26(6)	EUR	41,000	52,518
Republic of Austria Government Bond, 4.15%, 3/15/37(6)	EUR	29,000	55,850
			196,600
Belgium†
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(6)	EUR	27,000	54,370
Canada — 0.2%
Canadian Government Bond, 0.25%, 3/1/26	CAD	850,000	669,413
Province of British Columbia Canada, 3.25%, 12/18/21	CAD	179,000	148,415
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	201,000	175,683
Province of Quebec Canada, 3.00%, 9/1/23	CAD	215,000	185,033
Province of Quebec Canada, 5.75%, 12/1/36	CAD	108,000	123,904

Province of Quebec Canada, 3.50%, 12/1/48	CAD	20,000	18,362
			1,320,810
China — 1.6%
China Government Bond, 2.64%, 8/13/22	CNY	63,500,000	9,818,050
China Government Bond, 2.88%, 11/5/23	CNY	19,000,000	2,945,570
China Government Bond, 3.25%, 6/6/26	CNY	400,000	62,614
China Government Bond, 3.29%, 5/23/29	CNY	300,000	46,657
China Government Bond, 3.39%, 3/16/50	CNY	5,090,000	744,313
			13,617,204
Czech Republic†
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	610,000	29,959
Denmark†
Denmark Government Bond, 0.50%, 11/15/27	DKK	245,000	41,599
Denmark Government Bond, 4.50%, 11/15/39	DKK	62,000	17,658
			59,257
Finland — 0.1%
Finland Government Bond, 4.00%, 7/4/25(6)	EUR	58,000	83,189
Finland Government Bond, 0.125%, 4/15/36(6)	EUR	350,000	409,990
			493,179
Indonesia†
Indonesia Treasury Bond, 8.375%, 9/15/26	IDR	2,000,000,000	154,636
Ireland†
Ireland Government Bond, 3.40%, 3/18/24	EUR	74,000	99,172
Italy — 0.1%
Italy Buoni Poliennali Del Tesoro, 1.50%, 6/1/25	EUR	35,000	44,610
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	223,000	291,427
			336,037
Japan — 0.4%
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	60,800,000	735,176
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	29,700,000	352,194
Japan Government Thirty Year Bond, 1.40%, 12/20/45	JPY	21,750,000	237,751
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	131,900,000	1,355,829
Japanese Government CPI Linked Bond, 0.10%, 3/10/29	JPY	43,535,670	403,329
			3,084,279
Malaysia†
Malaysia Government Bond, 3.96%, 9/15/25	MYR	250,000	64,413
Mexico — 0.1%
Mexican Bonos, 6.50%, 6/9/22	MXN	2,290,000	115,168
Mexico Government International Bond, 4.15%, 3/28/27		$200,000	224,375
			339,543
Namibia†
Namibia International Bond, 5.25%, 10/29/25		200,000	211,408
Netherlands†
Netherlands Government Bond, 0.00%, 1/15/22(6)(7)	EUR	65,000	78,497
Netherlands Government Bond, 0.50%, 7/15/26(6)	EUR	100,000	126,520
Netherlands Government Bond, 2.75%, 1/15/47(6)	EUR	27,000	51,869
			256,886
Norway†
Norway Government Bond, 2.00%, 5/24/23(6)	NOK	85,000	10,531
Norway Government Bond, 1.75%, 2/17/27(6)	NOK	510,000	63,470
			74,001

Peru†
Peruvian Government International Bond, 5.625%, 11/18/50		$60,000	80,045
Poland†
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	215,000	62,100
Russia†
Russian Federal Bond - OFZ, 7.05%, 1/19/28	RUB	1,400,000	18,969
Singapore†
Singapore Government Bond, 3.125%, 9/1/22	SGD	90,000	70,093
Switzerland†
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	147,000	175,844
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	3,000	4,527
			180,371
Thailand†
Thailand Government Bond, 3.625%, 6/16/23	THB	1,150,000	39,355
Thailand Government Bond, 3.85%, 12/12/25	THB	3,200,000	116,106
			155,461
Turkey†
Turkey Government International Bond, 6.875%, 3/17/36		$200,000	196,482
United Kingdom — 0.2%
United Kingdom Gilt, 0.125%, 1/30/26	GBP	1,100,000	1,501,119
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45		$30,000	34,254
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $22,409,136)			23,386,104
COLLATERALIZED LOAN OBLIGATIONS — 0.9%
Ares LVI CLO Ltd., Series 2020-56A, Class C, VRN, 2.58%, (3-month LIBOR plus 2.40%), 10/25/31(6)		325,000	326,014
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class A2A, VRN, 1.74%, (3-month LIBOR plus 1.55%), 5/15/30(6)		300,000	300,920
Ares XXXIV CLO Ltd., Series 2015-2A, Class BR2, VRN, 1.79%, (3-month LIBOR plus 1.60%), 4/17/33(6)		375,000	377,135
Bean Creek CLO Ltd., Series 2015-1A, Class BR, VRN, 1.64%, (3-month LIBOR plus 1.45%), 4/20/31(6)		300,000	299,195
CBAM Ltd., Series 2018-5A, Class B1, VRN, 1.59%, (3-month LIBOR plus 1.40%), 4/17/31(6)		325,000	324,132
Dryden CLO Ltd., Series 2019-72A, Class C, VRN, 2.84%, (3-month LIBOR plus 2.65%), 5/15/32(6)		275,000	276,145
Dryden Senior Loan Fund, Series 2017-50A, Class A1R, VRN, 1.18%, (3-month LIBOR plus 1.00%), 7/15/30(6)		250,000	250,000
Elmwood CLO IV Ltd., Series 2020-1A, Class C, VRN, 2.23%, (3-month LIBOR plus 2.05%), 4/15/33(6)		200,000	196,254
Elmwood CLO IV Ltd., Series 2020-1A, Class D, VRN, 3.33%, (3-month LIBOR plus 3.15%), 4/15/33(6)		100,000	100,697
Elmwood CLO V Ltd., Series 2020-2A, Class C, VRN, 2.93%, (3-month LIBOR plus 2.75%), 7/24/31(6)		375,000	377,904
Elmwood CLO VII Ltd., Series 2020-4A, Class C, VRN, 2.44%, (3-month LIBOR plus 2.25%), 1/17/34(6)		200,000	198,558
Flatiron CLO Ltd., Series 2020-1A, Class C, VRN, 2.70%, (3-month LIBOR plus 2.45%), 11/20/33(6)		250,000	250,289
Goldentree Loan Management US CLO Ltd., Series 2019-5A, Class A, VRN, 1.49%, (3-month LIBOR plus 1.30%), 10/20/32(6)		325,000	325,753
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 1.31%, (3-month LIBOR plus 1.12%), 7/20/31(6)		175,000	175,404
Kayne CLO Ltd., Series 2020-9A, Class C, VRN, 2.84%, (3-month LIBOR plus 2.60%), 1/15/34(6)		250,000	251,176
KKR CLO Ltd., Series 2022A, Class B, VRN, 1.79%, (3-month LIBOR plus 1.60%), 7/20/31(6)		300,000	299,584
Logan CLO I Ltd., Series 2021-1A, Class C, VRN, 2.08%, (3-month LIBOR plus 1.90%), 7/20/34(6)(8)		250,000	250,000
Madison Park Funding XXII Ltd., Series 2016-22A, Class BR, VRN, 1.78%, (3-month LIBOR plus 1.60%), 1/15/33(6)		250,000	249,215
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 1.68%, (3-month LIBOR plus 1.50%), 4/15/31(6)		300,000	299,040
Magnetite XIV-R Ltd., Series 2015-14RA, Class B, VRN, 1.79%, (3-month LIBOR plus 1.60%), 10/18/31(6)		250,000	250,429
Magnetite XXV Ltd., Series 2020-25A, Class C, VRN, 2.35%, (3-month LIBOR plus 2.10%), 1/25/32(6)		300,000	301,196
Neuberger Berman Loan Advisers CLO Ltd., Series 2018-30A, Class DR, VRN, 3.04%, (3-month LIBOR plus 2.85%), 1/20/31(6)		125,000	125,445
Neuberger Berman Loan Advisers CLO Ltd., Series 2019-34A, Class C1, VRN, 2.79%, (3-month LIBOR plus 2.60%), 1/20/33(6)		200,000	201,859
OHA Credit Funding Ltd., Series 2020-7A, Class B, VRN, 1.89%, (3-month LIBOR plus 1.70%), 10/19/32(6)		250,000	250,429
OHA Credit Partners VII Ltd., Series 2012-7A, Class D1R3, VRN, 3.07%, (3-month LIBOR plus 2.90%), 2/20/34(6)		200,000	200,942

Parallel Ltd., Series 2020-1A, Class A1, VRN, 2.01%, (3-month LIBOR plus 1.83%), 7/20/31(6)	275,000	275,490
Reese Park CLO Ltd., Series 2020-1A, Class C1, VRN, 2.63%, (3-month LIBOR plus 2.45%), 10/15/32(6)	250,000	251,280
Rockford Tower CLO Ltd., Series 2020-1A, Class C, VRN, 2.60%, (3-month LIBOR plus 2.35%), 1/20/32(6)	250,000	250,268
Symphony CLO XXII Ltd., Series 2020-22A, Class B, VRN, 1.89%, (3-month LIBOR plus 1.70%), 4/18/33(6)	500,000	502,082
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $7,701,017)		7,736,835
COMMERCIAL PAPER(4) — 0.5%
Ridgefield Funding Co. LLC, 0.19%, 11/2/21(6)	1,070,000	1,068,922
Royal Bank of Canada (New York), VRN, 0.19%, (3-month LIBOR plus 0.01%), 1/27/22	1,270,000	1,269,953
Societe Generale SA, 0.19%, 10/21/21(6)	520,000	519,595
Toronto-Dominion Bank (The), 0.23%, 4/11/22(6)	1,520,000	1,516,918
TOTAL COMMERCIAL PAPER (Cost $4,375,157)		4,375,388
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.5%
Private Sponsor Collateralized Mortgage Obligations — 0.1%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	3,535	3,637
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 2.69%, 3/25/35	11,894	12,120
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 3.62%, 6/25/34	39,105	39,938
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.19%, 8/25/34	36,027	36,893
Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 2M2, VRN, 3.76%, (1-month LIBOR plus 3.65%), 2/25/40(6)	150,000	155,275
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 2.37%, 10/25/34	28,102	29,095
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.88%, 6/25/34	13,527	13,550
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 2.96%, 5/25/34	29,227	28,838
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.87%, 1/25/35	25,354	25,955
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 3/25/43(6)	25,058	25,395
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.17%, 11/21/34	57,000	57,634
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.20%, 11/25/35	25,386	25,369
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.78%, 2/25/35	19,535	19,698
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 2.78%, 2/25/35	7,814	7,904
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 6/25/48(6)	16,342	16,366
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 11/25/46(6)	20,553	21,027
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.43%, 7/25/34	15,083	15,548
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	15,692	16,234
		550,476
U.S. Government Agency Collateralized Mortgage Obligations — 0.4%
FHLMC, Series 2013-DN2, Class M2, VRN, 4.36%, (1-month LIBOR plus 4.25%), 11/25/23	160,005	163,164
FHLMC, Series 2014-DN2, Class M3, VRN, 3.71%, (1-month LIBOR plus 3.60%), 4/25/24	133,563	133,406
FHLMC, Series 2014-HQ2, Class M3, VRN, 3.86%, (1-month LIBOR plus 3.75%), 9/25/24	455,131	468,381
FHLMC, Series 2016-DNA3, Class M3, VRN, 5.11%, (1-month LIBOR plus 5.00%), 12/25/28	315,105	334,211
FHLMC, Series 2016-HQA3, Class M2, VRN, 1.46%, (1-month LIBOR plus 1.35%), 3/25/29	3,841	3,846
FHLMC, Series 2016-HQA4, Class M3, VRN, 4.01%, (1-month LIBOR plus 3.90%), 4/25/29	720,388	750,767
FNMA, Series 2014-C02, Class 1M2, VRN, 2.71%, (1-month LIBOR plus 2.60%), 5/25/24	116,265	116,373
FNMA, Series 2014-C02, Class 2M2, VRN, 2.71%, (1-month LIBOR plus 2.60%), 5/25/24	253,743	256,534
FNMA, Series 2015-C03, Class 1M2, VRN, 5.11%, (1-month LIBOR plus 5.00%), 7/25/25	302,288	309,867
FNMA, Series 2015-C04, Class 1M2, VRN, 5.81%, (1-month LIBOR plus 5.70%), 4/25/28	123,221	130,834
FNMA, Series 2016-C03, Class 2M2, VRN, 6.01%, (1-month LIBOR plus 5.90%), 10/25/28	67,800	71,838
FNMA, Series 2017-C03, Class 1M2, VRN, 3.11%, (1-month LIBOR plus 3.00%), 10/25/29	67,318	69,249
FNMA, Series 2017-C06, Class 2M2, VRN, 2.91%, (1-month LIBOR plus 2.80%), 2/25/30	61,392	62,694
FNMA, Series 2018-C04, Class 2M2, VRN, 2.66%, (1-month LIBOR plus 2.55%), 12/25/30	471,750	481,915
		3,353,079
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,679,183)		3,903,555
MUNICIPAL SECURITIES — 0.4%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	100,000	148,078

Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	15,000	20,650
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	10,000	13,899
Michigan Finance Authority Rev., 4.00%, 8/20/21 (LOC: JPMorgan Chase Bank N.A.)	800,000	809,196
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	40,000	64,128
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	30,000	46,835
New York City GO, 6.27%, 12/1/37	5,000	7,162
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	80,000	94,829
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	35,000	47,075
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	165,000	168,063
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	90,000	121,936
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	140,000	191,562
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	10,000	13,566
State of California GO, 4.60%, 4/1/38	30,000	34,776
State of California GO, 7.55%, 4/1/39	20,000	32,943
State of California GO, 7.30%, 10/1/39	25,000	38,712
State of California GO, 7.60%, 11/1/40	40,000	67,837
State of New York Mortgage Agency Rev., VRDN, 0.05%, 5/3/21 (SBBPA: Barclays Bank plc)	395,000	395,000
State of Texas Rev., 4.00%, 8/26/21	1,180,000	1,194,551
State of Washington GO, 5.14%, 8/1/40	20,000	27,422
TOTAL MUNICIPAL SECURITIES (Cost $3,289,301)		3,538,220
ASSET-BACKED SECURITIES — 0.3%
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(6)	60,727	62,234
FirstKey Homes Trust, Series 2020-SFR1, Class C, 1.94%, 9/17/25(6)	300,000	301,273
FirstKey Homes Trust, Series 2020-SFR2, Class E, 2.67%, 10/19/37(6)	900,000	916,810
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(6)	18,542	18,583
MVW Owner Trust, Series 2017-1A, Class A SEQ, 2.42%, 12/20/34(6)	64,977	66,462
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class B, 3.65%, 6/20/35(6)	173,098	178,961
Sierra Timeshare Receivables Funding LLC, Series 2018-3A, Class B, 3.87%, 9/20/35(6)	118,216	122,991
Towd Point Mortgage Trust, Series 2018-4, Class A1, VRN, 3.00%, 6/25/58(6)	262,458	272,745
UAL Pass-Through Trust, Series 2007-1, Class A, 6.64%, 1/2/24	41,865	43,518
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(6)	237,920	239,349
VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(6)	79,157	80,764
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(6)	194,539	204,212
TOTAL ASSET-BACKED SECURITIES (Cost $2,439,156)		2,507,902
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.2%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities†
FHLMC, VRN, 2.67%, (12-month LIBOR plus 1.87%), 7/1/36	14,784	15,694
FHLMC, VRN, 2.35%, (1-year H15T1Y plus 2.14%), 10/1/36	20,745	22,220
FHLMC, VRN, 2.52%, (1-year H15T1Y plus 2.26%), 4/1/37	25,058	26,732
FHLMC, VRN, 2.32%, (12-month LIBOR plus 1.76%), 9/1/40	9,618	10,034
FHLMC, VRN, 3.46%, (12-month LIBOR plus 1.88%), 5/1/41	5,512	5,758
FHLMC, VRN, 3.08%, (12-month LIBOR plus 1.86%), 7/1/41	17,613	18,729
FHLMC, VRN, 2.02%, (12-month LIBOR plus 1.64%), 2/1/43	4,277	4,385
FHLMC, VRN, 2.50%, (12-month LIBOR plus 1.62%), 6/1/43	110	111
FHLMC, VRN, 2.84%, (12-month LIBOR plus 1.65%), 6/1/43	2,610	2,621
FNMA, VRN, 1.82%, (6-month LIBOR plus 1.57%), 6/1/35	17,736	18,502
FNMA, VRN, 1.82%, (6-month LIBOR plus 1.57%), 6/1/35	22,892	23,875
FNMA, VRN, 1.79%, (6-month LIBOR plus 1.54%), 9/1/35	6,407	6,680
FNMA, VRN, 2.44%, (1-year H15T1Y plus 2.16%), 3/1/38	22,688	24,149
FNMA, VRN, 2.07%, (12-month LIBOR plus 1.69%), 1/1/40	4,164	4,332
FNMA, VRN, 2.27%, (12-month LIBOR plus 1.85%), 3/1/40	5,777	6,138

FNMA, VRN, 2.32%, (12-month LIBOR plus 1.77%), 10/1/40	8,740	9,242
		199,202
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 0.2%
FHLMC, 7.00%, 8/1/29	349	387
FHLMC, 8.00%, 7/1/30	2,213	2,667
FHLMC, 5.50%, 12/1/33	20,342	23,358
FHLMC, 6.00%, 11/1/38	79,713	92,816
FNMA, 7.00%, 6/1/26	129	142
FNMA, 7.00%, 1/1/29	2,086	2,116
FNMA, 6.50%, 4/1/29	4,283	4,817
FNMA, 6.50%, 8/1/29	1,970	2,251
FNMA, 6.50%, 12/1/29	5,719	6,431
FNMA, 7.00%, 3/1/30	1,173	1,291
FNMA, 7.50%, 9/1/30	870	1,018
FNMA, 5.00%, 7/1/31	2,336	2,652
FNMA, 7.00%, 9/1/31	3,572	3,782
FNMA, 6.50%, 1/1/32	1,123	1,263
FNMA, 6.50%, 8/1/32	2,252	2,568
FNMA, 6.50%, 11/1/32	22,385	25,953
FNMA, 5.50%, 6/1/33	7,375	8,544
FNMA, 5.50%, 8/1/33	14,263	16,546
FNMA, 5.00%, 11/1/33	86,330	99,442
FNMA, 3.50%, 3/1/34	43,287	46,563
FNMA, 5.00%, 2/1/36	61,802	71,492
FNMA, 5.50%, 1/1/37	46,299	53,901
FNMA, 6.50%, 8/1/37	15,353	17,643
FNMA, 5.00%, 4/1/40	149,984	173,642
FNMA, 6.50%, 8/1/47	5,615	6,100
FNMA, 6.50%, 9/1/47	11,328	12,262
FNMA, 6.50%, 9/1/47	546	592
FNMA, 6.50%, 9/1/47	5,981	6,472
GNMA, 7.50%, 10/15/25	668	678
GNMA, 6.00%, 3/15/26	2,139	2,404
GNMA, 7.00%, 12/15/27	2,194	2,202
GNMA, 7.00%, 5/15/31	6,165	7,257
GNMA, 5.50%, 11/15/32	11,361	13,151
GNMA, 6.50%, 10/15/38	176,054	211,110
GNMA, 4.50%, 5/20/41	123,432	138,339
GNMA, 4.50%, 6/15/41	169,257	194,466
GNMA, 3.50%, 4/20/45	32,327	34,824
GNMA, 2.50%, 2/20/47	20,584	21,560
		1,312,702
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $1,368,291)		1,511,904
PREFERRED STOCKS — 0.1%
Diversified Telecommunication Services†
Telefonica Europe BV, 3.00%	300,000	371,768
Electric Utilities†
Enel SpA, 2.25%	100,000	126,319
Insurance — 0.1%
Allianz SE, MTN, 4.75%	100,000	133,284
Assicurazioni Generali SpA, MTN, 4.60%	100,000	134,887
Intesa Sanpaolo Vita SpA, 4.75%	100,000	133,120
		401,291

Oil, Gas and Consumable Fuels†
Eni SpA, 3.375%	200,000	255,166
TOTAL PREFERRED STOCKS (Cost $1,095,949)		1,154,544
EXCHANGE-TRADED FUNDS†
iShares Russell Mid-Cap Value ETF (Cost $57,905)	533	61,007
RIGHTS†
Capital Markets†
Credit Suisse Group AG(2) (Cost $—)	50,728	555
TEMPORARY CASH INVESTMENTS — 2.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $17,304,355)	17,304,355	17,304,355
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(9) — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $1,010,288)	1,010,288	1,010,288
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $643,545,558)		840,625,000
OTHER ASSETS AND LIABILITIES†		199,017
TOTAL NET ASSETS — 100.0%		$840,824,017

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,130,180	AUD	1,453,383	Bank of America N.A.	6/16/21	$10,346
BRL	2,035,195	USD	362,618	Goldman Sachs & Co.	6/16/21	10,606
BRL	2,071,244	USD	361,221	Goldman Sachs & Co.	6/16/21	18,613
BRL	828,497	USD	145,103	Goldman Sachs & Co.	6/16/21	6,830
USD	364,371	BRL	2,035,195	Goldman Sachs & Co.	6/16/21	(8,853)
CAD	268,149	USD	213,511	Morgan Stanley	6/16/21	4,667
CAD	30,572	USD	24,450	Morgan Stanley	6/30/21	426
CAD	54,337	USD	43,369	Morgan Stanley	6/30/21	843
CAD	85,761	USD	68,650	Morgan Stanley	6/30/21	1,131
USD	435,388	CAD	547,008	Morgan Stanley	6/16/21	(9,683)
USD	656,207	CAD	821,869	Morgan Stanley	6/16/21	(12,503)
USD	24,075	CAD	30,103	Morgan Stanley	6/30/21	(419)
USD	137,090	CAD	170,670	Morgan Stanley	6/30/21	(1,780)
USD	280,696	CAD	349,453	Morgan Stanley	6/30/21	(3,645)
USD	9,752	CAD	12,218	Morgan Stanley	6/30/21	(190)
USD	17,510	CAD	21,875	Morgan Stanley	6/30/21	(289)
USD	10,233	CAD	12,855	Morgan Stanley	6/30/21	(227)
USD	11,079	CAD	13,952	Morgan Stanley	6/30/21	(274)
USD	8,003	CAD	10,022	Morgan Stanley	6/30/21	(152)
USD	23,251	CAD	29,263	Morgan Stanley	6/30/21	(559)
USD	131,994	CAD	165,700	Morgan Stanley	6/30/21	(2,832)
USD	14,975	CAD	18,723	Morgan Stanley	6/30/21	(259)
USD	524,534	CHF	483,993	Morgan Stanley	6/16/21	(6,032)
USD	182,480	CLP	130,732,037	Goldman Sachs & Co.	6/16/21	(1,414)
USD	10,639,485	CNY	69,622,664	Goldman Sachs & Co.	6/16/21	(78,083)
USD	2,972,524	CNY	19,618,656	Goldman Sachs & Co.	6/16/21	(47,532)
COP	1,270,929,093	USD	358,433	Goldman Sachs & Co.	6/16/21	(20,543)
CZK	3,988,970	USD	180,048	UBS AG	6/16/21	5,398
USD	212,858	CZK	4,651,374	UBS AG	6/16/21	(3,383)
USD	73,066	DKK	452,912	UBS AG	6/16/21	(210)

EUR	31,548	USD	37,625	Credit Suisse AG	6/30/21	348
EUR	34,635	USD	41,436	Credit Suisse AG	6/30/21	253
EUR	10,993	USD	13,244	Credit Suisse AG	6/30/21	(12)
USD	4,248,710	EUR	3,547,628	JPMorgan Chase Bank N.A.	5/19/21	(17,666)
USD	494,803	EUR	413,978	Credit Suisse AG	6/30/21	(3,484)
USD	1,332,533	EUR	1,114,868	Credit Suisse AG	6/30/21	(9,383)
USD	15,497	EUR	13,043	Credit Suisse AG	6/30/21	(202)
USD	14,958	EUR	12,686	Credit Suisse AG	6/30/21	(311)
USD	26,004	EUR	22,066	Credit Suisse AG	6/30/21	(555)
USD	36,344	EUR	30,911	Credit Suisse AG	6/30/21	(863)
USD	44,948	EUR	37,769	Credit Suisse AG	6/30/21	(513)
USD	41,705	EUR	34,602	Credit Suisse AG	6/30/21	57
USD	22,254	EUR	18,529	Credit Suisse AG	6/30/21	(48)
USD	22,757	EUR	18,795	Credit Suisse AG	6/30/21	134
GBP	103,663	USD	142,706	Bank of America N.A.	6/16/21	473
GBP	42,824	USD	58,852	JPMorgan Chase Bank N.A.	6/30/21	300
USD	646,063	GBP	461,998	Bank of America N.A.	6/16/21	7,956
USD	1,494,524	GBP	1,088,283	Bank of America N.A.	6/16/21	(8,601)
USD	1,705,797	GBP	1,224,241	JPMorgan Chase Bank N.A.	6/30/21	14,793
USD	52,681	GBP	38,179	JPMorgan Chase Bank N.A.	6/30/21	(55)
USD	46,808	GBP	34,065	JPMorgan Chase Bank N.A.	6/30/21	(246)
USD	72,940	GBP	52,454	JPMorgan Chase Bank N.A.	6/30/21	486
HUF	52,960,898	USD	175,321	UBS AG	6/16/21	1,447
USD	173,546	HUF	52,966,187	UBS AG	6/16/21	(3,240)
IDR	242,610,857	USD	16,734	Goldman Sachs & Co.	6/16/21	(51)
ILS	582,244	USD	175,143	UBS AG	6/16/21	4,181
USD	176,274	ILS	582,321	UBS AG	6/16/21	(3,074)
USD	366,246	INR	27,577,603	Goldman Sachs & Co.	6/16/21	(3,149)
JPY	32,462,867	USD	300,462	Bank of America N.A.	5/19/21	(3,403)
JPY	4,165,560	USD	38,383	Bank of America N.A.	6/30/21	(250)
JPY	3,194,640	USD	29,364	Bank of America N.A.	6/30/21	(119)
JPY	2,500,564	USD	22,984	Bank of America N.A.	6/30/21	(94)
JPY	2,630,880	USD	24,133	Bank of America N.A.	6/30/21	(49)
JPY	3,031,920	USD	27,597	Bank of America N.A.	6/30/21	158
JPY	1,422,855	USD	13,013	Bank of America N.A.	6/30/21	12
JPY	3,306,240	USD	30,619	Bank of America N.A.	6/30/21	(353)
JPY	2,126,880	USD	19,552	Bank of America N.A.	6/30/21	(82)
USD	408,012	JPY	44,324,258	Bank of America N.A.	5/19/21	2,412
USD	2,382,603	JPY	259,155,098	Bank of America N.A.	5/19/21	11,140
USD	367,943	JPY	40,090,162	Bank of America N.A.	6/30/21	952
USD	779,281	JPY	84,908,520	Bank of America N.A.	6/30/21	2,017
USD	15,141	JPY	1,646,042	Bank of America N.A.	6/30/21	73
USD	19,328	JPY	2,140,200	Bank of America N.A.	6/30/21	(263)
USD	16,348	JPY	1,806,120	Bank of America N.A.	6/30/21	(185)
USD	29,637	JPY	3,225,600	Bank of America N.A.	6/30/21	110
USD	31,664	JPY	3,423,363	Bank of America N.A.	6/30/21	326
USD	56,574	JPY	6,108,992	Bank of America N.A.	6/30/21	652
USD	58,445	JPY	6,297,715	Bank of America N.A.	6/30/21	795
USD	25,568	JPY	2,761,920	Bank of America N.A.	6/30/21	285
USD	36,263	JPY	3,917,277	Bank of America N.A.	6/30/21	404
KRW	196,440,560	USD	174,034	Goldman Sachs & Co.	6/16/21	1,683
USD	175,658	KRW	198,809,272	Goldman Sachs & Co.	6/16/21	(2,178)
KZT	60,927,902	USD	143,074	Goldman Sachs & Co.	6/16/21	(2,522)
MXN	7,424,548	USD	355,756	Goldman Sachs & Co.	6/16/21	9,026

USD	225,167	MXN	4,712,054	Goldman Sachs & Co.	6/16/21	(6,345)
USD	253,952	MXN	5,097,712	Goldman Sachs & Co.	6/16/21	3,492
MYR	1,191,875	USD	291,697	Goldman Sachs & Co.	6/16/21	(1,452)
USD	66,891	MYR	275,725	Goldman Sachs & Co.	6/16/21	(253)
NOK	221,333	USD	26,058	UBS AG	6/30/21	534
NOK	140,641	USD	16,958	UBS AG	6/30/21	(61)
USD	76,142	NOK	640,807	UBS AG	6/16/21	(846)
USD	421,312	NOK	3,572,914	UBS AG	6/30/21	(7,952)
USD	17,017	NOK	144,014	UBS AG	6/30/21	(286)
NZD	489,115	USD	352,816	Bank of America N.A.	6/16/21	(2,861)
USD	350,125	NZD	488,845	Bank of America N.A.	6/16/21	364
USD	206,036	NZD	287,214	Bank of America N.A.	6/16/21	538
PEN	3,719,896	USD	1,007,801	Goldman Sachs & Co.	6/16/21	(24,388)
USD	460,096	PEN	1,727,201	Goldman Sachs & Co.	6/16/21	3,483
USD	259,468	PEN	997,005	Goldman Sachs & Co.	6/16/21	(4,106)
USD	259,542	PEN	997,654	Goldman Sachs & Co.	6/16/21	(4,203)
USD	464,305	PHP	22,711,494	Goldman Sachs & Co.	6/16/21	(3,166)
USD	64,603	PLN	247,112	UBS AG	6/16/21	(574)
USD	20,560	RUB	1,522,957	Goldman Sachs & Co.	6/16/21	412
SEK	1,461,854	USD	173,052	UBS AG	6/16/21	(301)
USD	171,898	SEK	1,461,027	UBS AG	6/16/21	(755)
USD	70,211	SGD	94,171	Bank of America N.A.	6/16/21	(544)
USD	583,716	THB	17,907,254	Goldman Sachs & Co.	6/16/21	8,760
TRY	2,792,049	USD	365,619	UBS AG	6/16/21	(35,692)
USD	326,555	TRY	2,792,049	UBS AG	6/16/21	(3,371)
						$(220,053)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Korean Treasury 10-Year Bonds	3	June 2021	$338,338	$615
U.S. Treasury 2-Year Notes	80	June 2021	17,660,625	(6,243)
			$17,998,963	$(5,628)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	89	June 2021	$11,750,781	$7,885
U.S. Treasury 10-Year Ultra Notes	10	June 2021	1,455,469	(585)
			$13,206,250	$7,300
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 32	Sell	5.00%	6/20/24	$3,920,450	$165,342	$224,755	$390,097
Markit CDX North America High Yield Index Series 35	Sell	5.00%	12/20/25	$13,367,000	1,126,892	272,333	1,399,225
					$1,292,234	$497,088	$1,789,322

§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan
COP	-	Colombian Peso
CPI	-	Consumer Price Index
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
KZT	-	Kazakhstani Tenge
LIBOR	-	London Interbank Offered Rate
LOC	-	Letter of Credit
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SBBPA	-	Standby Bond Purchase Agreement
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira

USD	-	United States Dollar
VRDN	-	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.
(3)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,930,934. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(4)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(5)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,733,848.
(6)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $24,961,366, which represented 3.0% of total net assets.
(7)Security is a zero-coupon bond.
(8)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(9)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,058,254, which includes securities collateral of $1,047,966.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Affiliated Funds	407,731,632	—	—
Common Stocks	211,000,264	59,025,721	—
U.S. Treasury Securities	—	71,932,627	—
Corporate Bonds	—	24,444,099	—
Sovereign Governments and Agencies	—	23,386,104	—
Collateralized Loan Obligations	—	7,736,835	—
Commercial Paper	—	4,375,388	—
Collateralized Mortgage Obligations	—	3,903,555	—
Municipal Securities	—	3,538,220	—
Asset-Backed Securities	—	2,507,902	—
U.S. Government Agency Mortgage-Backed Securities	—	1,511,904	—
Preferred Stocks	—	1,154,544	—
Exchange-Traded Funds	61,007	—	—
Rights	—	555	—
Temporary Cash Investments	17,304,355	—	—
Temporary Cash Investments - Securities Lending Collateral	1,010,288	—	—
	637,107,546	203,517,454	—
Other Financial Instruments
Futures Contracts	7,885	615	—
Swap Agreements	—	1,789,322	—
Forward Foreign Currency Exchange Contracts	—	136,916	—
	7,885	1,926,853	—
Liabilities
Other Financial Instruments
Futures Contracts	6,828	—	—
Forward Foreign Currency Exchange Contracts	—	356,969	—
	6,828	356,969	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended April 30, 2021 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Corporate Bond ETF	$15,277	—	—	$(250)	$15,027	288	—	$412
American Century Focused Dynamic Growth ETF	53,354	—	$15,822	8,375	45,907	576	$5,728	6
American Century Focused Large Cap Value ETF	37,235	$10,774	—	9,724	57,733	966	—	529
American Century Quality Diversified International ETF	28,549	1,784	3,801	6,249	32,781	635	588	277
American Century STOXX U.S. Quality Growth ETF	52,558	—	13,616	6,529	45,471	679	6,098	82
American Century STOXX U.S. Quality Value ETF	35,445	10,483	—	12,073	58,001	1,176	—	561
Avantis Emerging Markets Equity ETF	40,081	482	17,055	7,448	30,956	459	4,568	483
Avantis International Equity ETF	25,977	1,166	3,636	7,303	30,810	494	230	271
Avantis International Small Cap Value ETF	8,563	92	1,199	3,431	10,887	168	276	124
Avantis U.S. Equity ETF	50,644	1,072	7,712	16,534	60,538	834	2,778	555
Avantis U.S. Small Cap Value ETF	11,434	4,085	3,350	7,452	19,621	266	652	170
	$359,117	$29,938	$66,191	$84,868	$407,732	6,541	$20,918	$3,470
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com or avantisinvestors.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.